Net loss per share - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net loss attributable to shareholders of the parent entity, basic	$ (1,193,079)	$ (543,878)
Net loss attributable to shareholders of the parent entity, diluted	$ (1,193,079)	$ (543,878)
Weighted-average number of common shares outstanding, basic (in shares)	2,114,848,000	2,110,214,000
Weighted-average number of common shares outstanding, diluted (in shares)	2,114,848,000	2,110,214,000
Net loss per share - basic (in dollars per share)	$ (0.56)	$ (0.26)
Net loss per share - diluted (in dollars per share)	$ (0.56)	$ (0.26)